Derivative liabilities - Purchase consideration - NVG acquisition (Details)			3 Months Ended		9 Months Ended
	Oct. 21, 2025 USD ($) shares $ / shares	Jun. 20, 2025 USD ($) $ / shares	May 31, 2026 USD ($)	May 31, 2025 USD ($)	May 31, 2026 USD ($)	May 31, 2025 USD ($)
Derivative Liabilities
Gain (loss) on revaluation of contingent consideration			$ (315,331)		$ (782,126)
Nautical Ventures Group Inc.
Derivative Liabilities
Gain (loss) on revaluation of contingent consideration			(315,331)	$ 0	(782,126)	$ 0
Gain on derivative liabilities			$ 6,295	$ 0	$ 366,751	$ 0
Nautical Ventures Group Inc. | Contingent consideration
Derivative Liabilities
Level 3 valuation inputs (in %)		25
Nautical Ventures Group Inc. | Discount for lack of marketability, | Contingent consideration
Derivative Liabilities
Share price | $ / shares		$ 3,136
Nautical Ventures Group Inc. | Dividend yield | Derivative Liability | Black-Scholes option pricing model
Derivative Liabilities
Level 3 valuation inputs (in %)		0
Nautical Ventures Group Inc. | Subsequent Convertible Note | Probability of issuance rate | Derivative Liability
Derivative Liabilities
Level 3 valuation inputs (in %)			50		50
Nautical Ventures Group Inc. | Subsequent Convertible Note | Probability of issuance rate | Derivative Liability | Black-Scholes option pricing model
Derivative Liabilities
Level 3 valuation inputs (in %)		50
Nautical Ventures Group Inc. | Roger Moore | Voting Common Stock
Derivative Liabilities
Number of shares in share consideration (in shares) | shares	638
Nautical Ventures Group Inc. | Roger Moore | Initial Convertible Note
Derivative Liabilities
Notional amount		$ 4,000,000
Convertible note, accrued interest rate (%)		6.00%
Convertible note, monthly interest payment		$ 20,000
Convertible note, convertible exercise price (in $ per share) | $ / shares		$ 3,449.6
Nautical Ventures Group Inc. | Roger Moore | Subsequent Convertible Note
Derivative Liabilities
Notional amount		$ 2,000,000
Convertible note, accrued interest rate (%)		6.00%
Convertible note, monthly interest payment		$ 10,000
Convertible note, convertible exercise price (in $ per share) | $ / shares		$ 3,449.6
Convertible note term (in months)		36 months
Nautical Ventures Group Inc. | Roger Moore | Subsequent Convertible Note | Probability of issuance rate
Derivative Liabilities
Level 3 valuation inputs (in %)		50
Nautical Ventures Group Inc. | Roger Moore | Real Estate Note
Derivative Liabilities
Notional amount	$ 2,000,000
Convertible note, accrued interest rate (%)	6.00%
Convertible note, monthly interest payment	$ 10,000
Convertible note, convertible exercise price (in $ per share) | $ / shares	$ 3,449.6
Convertible note term (in months)	36 months